Schedule of Investments (unaudited) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Howmet Aerospace Inc.	71,939	$3,172,510
Raytheon Technologies Corp.	20,176	1,642,125

		4,814,635

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	11,481	939,490
Expeditors International of Washington Inc.	37,444	4,090,757
FedEx Corp.	5,254	1,261,485
United Parcel Service Inc., Class B	20,874	2,948,453

		9,240,185

Automobile Components — 0.0%
Aptiv PLC(a)	2,623	228,726

Automobiles — 1.8%
General Motors Co.	125,948	3,551,733
Lucid Group Inc.(a)(b)	77,616	319,778
Rivian Automotive Inc., Class A(a)(b)	15,208	246,674
Tesla Inc.(a)	109,045	21,900,598

		26,018,783

Banks — 2.8%
Bank OZK	13,799	494,142
Citigroup Inc.	141,065	5,570,657
Citizens Financial Group Inc.	128,215	3,004,077
Commerce Bancshares Inc.	8,457	370,924
East West Bancorp. Inc.	16,141	865,480
Fifth Third Bancorp	126,902	3,008,846
FNB Corp.	141,781	1,515,639
Huntington Bancshares Inc./OH	157,388	1,518,794
JPMorgan Chase & Co.	113,708	15,812,235
KeyCorp.	288,007	2,943,432
M&T Bank Corp.	31,813	3,586,916
NU Holdings Ltd.(a)	39,743	325,893
U.S. Bancorp	48,179	1,535,947
Wells Fargo & Co.	15,216	605,140

		41,158,122

Beverages — 2.3%
Coca-Cola Co. (The)	348,492	19,686,313
Keurig Dr Pepper Inc.	104,867	3,180,616
Molson Coors Beverage Co., Class B	26,497	1,530,732
Monster Beverage Corp.(a)	25,043	1,279,697
PepsiCo Inc.	46,911	7,659,628

		33,336,986

Biotechnology — 2.4%
AbbVie Inc.	115,784	16,346,385
Amgen Inc.	23,134	5,915,364
Gilead Sciences Inc.	30,178	2,370,180
Moderna Inc.(a)	9,825	746,307
Regeneron Pharmaceuticals Inc.(a)	8,186	6,384,179
Seagen Inc.(a)	2,773	590,122
Vertex Pharmaceuticals Inc.(a)	6,978	2,526,804

		34,879,341

Broadline Retail — 3.2%
Amazon.com Inc.(a)	339,099	45,130,686
Etsy Inc.(a)	22,159	1,380,506

		46,511,192

Building Products — 1.4%
A O Smith Corp.	31,257	2,180,488
Builders FirstSource Inc.(a)	19,323	2,096,932
Carrier Global Corp.	34,329	1,636,120
Fortune Brands Home & Security Inc., NVS	13,517	754,249

Security	Shares	Value

Building Products (continued)
Johnson Controls International PLC	66,798	$3,274,438
Masco Corp.	17,013	886,207
Owens Corning	10,966	1,243,216
Trane Technologies PLC	46,313	8,813,827

		20,885,477

Capital Markets — 3.2%
Bank of New York Mellon Corp. (The)	109,679	4,661,358
Blackstone Inc., NVS	12,615	1,164,995
Cboe Global Markets Inc.	4,196	687,682
Charles Schwab Corp. (The)	78,177	4,068,331
CME Group Inc.	13,990	2,986,305
Coinbase Global Inc., Class A(a)	6,759	521,254
FactSet Research Systems Inc.	5,182	2,238,054
Goldman Sachs Group Inc. (The)	32,837	9,969,642
Interactive Brokers Group Inc., Class A	9,281	743,130
Janus Henderson Group PLC	25,066	578,273
KKR & Co. Inc.	20,365	1,128,221
LPL Financial Holdings Inc.	19,443	4,365,342
Moody’s Corp.	1,204	370,832
MSCI Inc., Class A	7,291	3,438,071
Nasdaq Inc.	67,687	3,357,275
Raymond James Financial Inc.	11,647	1,111,590
S&P Global Inc.	4,839	1,690,311
State Street Corp.	65,148	4,210,515
XP Inc., Class A	11,032	220,640

		47,511,821

Chemicals — 1.8%
Air Products and Chemicals Inc.	2,914	823,030
Albemarle Corp.	2,226	282,212
Axalta Coating Systems Ltd.(a)	11,479	301,094
CF Industries Holdings Inc.	2,348	187,323
Ecolab Inc.	51,328	8,609,759
Element Solutions Inc.	76,847	1,400,921
Linde PLC	21,416	8,184,339
PPG Industries Inc.	17,824	2,188,253
RPM International Inc.	20,179	1,841,737
Sherwin-Williams Co. (The)	10,614	2,528,361

		26,347,029

Commercial Services & Supplies — 0.7%
Republic Services Inc., Class A	11,846	1,759,013
Tetra Tech Inc.	1,063	160,417
Waste Management Inc.	52,787	8,674,488

		10,593,918

Communications Equipment — 1.2%
Arista Networks Inc.(a)	7,162	1,435,050
Cisco Systems Inc.	290,224	15,129,377
Motorola Solutions Inc.	1,419	395,135

		16,959,562

Construction & Engineering — 0.1%
AECOM	20,659	1,581,446
MasTec Inc.(a)	8,417	500,307

		2,081,753

Consumer Finance — 0.1%
Ally Financial Inc.	34,902	844,279

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	16,973	9,376,564
Kroger Co. (The)	32,728	1,484,869
Target Corp.	35,923	3,979,909
Walgreens Boots Alliance Inc.	99,820	2,104,206

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Walmart Inc.	62,602	$10,229,793

		27,175,341

Containers & Packaging — 0.4%
Avery Dennison Corp.	10,416	1,813,113
Ball Corp.	45,583	2,194,821
Berry Global Group Inc.	12,962	712,910
Crown Holdings Inc.	11,848	954,949
Graphic Packaging Holding Co.	27,903	600,194

		6,275,987

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)(b)	5,668	419,772
Grand Canyon Education Inc.(a)	7,623	902,030
H&R Block Inc.	31,986	1,313,025
Service Corp. International	27,031	1,471,027

		4,105,854

Diversified Telecommunication Services — 0.7%
AT&T Inc.	267,165	4,114,341
Frontier Communications Parent Inc.(a)(b)	7,254	129,992
Iridium Communications Inc.	17,529	649,449
Verizon Communications Inc.	132,901	4,668,812

		9,562,594

Electric Utilities — 1.4%
Avangrid Inc.	75,187	2,245,836
Edison International	85,768	5,408,530
Eversource Energy	79,733	4,288,838
Exelon Corp.	96,124	3,743,068
Hawaiian Electric Industries Inc.	3,940	51,141
NextEra Energy Inc.	69,649	4,060,537

		19,797,950

Electrical Equipment — 1.6%
Acuity Brands Inc.	24,869	4,028,032
AMETEK Inc.	21,461	3,021,065
Eaton Corp. PLC	33,561	6,977,668
Emerson Electric Co.	12,925	1,149,937
Rockwell Automation Inc.	27,135	7,131,349
Sunrun Inc.(a)(b)	41,120	396,808
Vertiv Holdings Co., Class A	13,181	517,618

		23,222,477

Electronic Equipment, Instruments & Components — 0.1%
Jabil Inc.	2,477	304,176
Trimble Inc.(a)	13,585	640,261

		944,437

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	142,899	4,918,584

Entertainment — 1.2%
AMC Entertainment Holdings Inc., Class A(a)	4,377	46,746
Liberty Media Corp.-Liberty Formula One, NVS(a)	27,919	1,806,080
Liberty Media Corp.-Liberty Formula One, NVS	3,687	212,187
Liberty Media Corp-Liberty Live, NVS(a)	8,921	284,312
Liberty Media Corp-Liberty Live, NVS	7,969	248,951
Live Nation Entertainment Inc.(a)	14,379	1,150,608
Madison Square Garden Sports Corp.(a)	5,329	896,018
Netflix Inc.(a)	12,969	5,339,208
Spotify Technology SA(a)	8,960	1,476,250
Walt Disney Co. (The)(a)	56,214	4,586,500
Warner Bros. Discovery Inc.(a)	97,789	972,023

		17,018,883

Financial Services — 4.4%
Berkshire Hathaway Inc., Class B(a)	61,965	21,150,513

Security	Shares	Value

Financial Services (continued)
Block Inc.(a)	11,679	$470,080
Mastercard Inc., Class A	60,618	22,813,584
MGIC Investment Corp.	12,309	207,284
PayPal Holdings Inc.(a)	80,551	4,172,542
Visa Inc., Class A	65,247	15,339,570

		64,153,573

Food Products — 0.7%
Archer-Daniels-Midland Co.	15,443	1,105,255
Darling Ingredients Inc.(a)	27,634	1,223,910
General Mills Inc.	16,962	1,106,601
Kellogg Co.	34,189	1,725,519
Lamb Weston Holdings Inc.	13,199	1,185,270
McCormick & Co. Inc./MD, NVS	11,507	735,297
Mondelez International Inc., Class A	49,498	3,277,263
Tyson Foods Inc., Class A	4,134	191,611
WK Kellogg Co.(a)	8,585	86,022

		10,636,748

Gas Utilities — 0.0%
UGI Corp.	4,546	94,557

Ground Transportation — 0.7%
CSX Corp.	162,354	4,846,267
JB Hunt Transport Services Inc.	18,435	3,168,423
Landstar System Inc.	1,243	204,822
Norfolk Southern Corp.	7,394	1,410,701
Uber Technologies Inc.(a)	22,778	985,832
Union Pacific Corp.	1,192	247,471

		10,863,516

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	154,305	14,589,538
Baxter International Inc.	22,473	728,799
Becton Dickinson and Co.	21,038	5,317,986
DENTSPLY SIRONA Inc.	83,371	2,535,312
Dexcom Inc.(a)	15,388	1,366,916
Edwards Lifesciences Corp.(a)	51,310	3,269,473
Hologic Inc.(a)	49,218	3,256,755
ICU Medical Inc.(a)	2,387	234,069
IDEXX Laboratories Inc.(a)	5,833	2,330,109
Insulet Corp.(a)	9,516	1,261,536
Intuitive Surgical Inc.(a)	21,515	5,641,663
Medtronic PLC	55,525	3,917,844
ResMed Inc.	4,850	684,917

		45,134,917

Health Care Providers & Services — 2.5%
Cardinal Health Inc.	42,304	3,849,664
Centene Corp.(a)	38,298	2,641,796
Cigna Group (The)	13,279	4,105,867
CVS Health Corp.	61,230	4,225,482
Elevance Health Inc.	14,919	6,714,893
HCA Healthcare Inc.	5,535	1,251,685
UnitedHealth Group Inc.	24,473	13,106,760

		35,896,147

Health Care REITs — 0.1%
Healthpeak Properties Inc.	14,812	230,327
Ventas Inc.	42,990	1,825,355

		2,055,682

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts Inc.	16,565	256,426

Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A(a)(b)	15,122	1,788,781

2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Booking Holdings Inc.(a)	3,468	$9,674,194
Boyd Gaming Corp.	68,358	3,776,779
Caesars Entertainment Inc.(a)	14,884	593,723
Chipotle Mexican Grill Inc., Class A(a)	806	1,565,413
Choice Hotels International Inc.(b)	4,317	477,029
DoorDash Inc., Class A(a)	2,220	166,389
Expedia Group Inc.(a)	24,892	2,371,959
McDonald’s Corp.	7,567	1,983,840
Planet Fitness Inc., Class A(a)(b)	6,879	380,202
Royal Caribbean Cruises Ltd.(a)	17,337	1,468,964
Starbucks Corp.	23,407	2,159,062
Wendy’s Co. (The)	16,883	321,115
Wynn Resorts Ltd.	5,399	473,924

		27,201,374

Household Durables — 0.3%
Mohawk Industries Inc.(a)	8,425	677,202
Whirlpool Corp.	35,584	3,720,663

		4,397,865

Household Products — 0.9%
Church & Dwight Co. Inc.	41,348	3,760,187
Procter & Gamble Co. (The)	62,388	9,360,072

		13,120,259

Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	28,005	637,394

Industrial Conglomerates — 0.6%
3M Co.	56,769	5,163,141
General Electric Co.	37,950	4,122,508

		9,285,649

Industrial REITs — 0.4%
Prologis Inc.	49,394	4,976,445
Rexford Industrial Realty Inc.	26,612	1,150,703

		6,127,148

Insurance — 2.5%
Aflac Inc.	80,490	6,287,074
Allstate Corp. (The)	8,902	1,140,613
American Financial Group Inc./OH	4,160	454,938
Aon PLC, Class A	15,337	4,745,268
Arch Capital Group Ltd.(a)	50,690	4,393,809
Assurant Inc.	1,231	183,296
Assured Guaranty Ltd.	11,584	722,842
Axis Capital Holdings Ltd.	17,363	991,427
Cincinnati Financial Corp.	8,541	851,281
Everest Re Group Ltd.	5,018	1,985,221
Globe Life Inc.	12,693	1,476,958
Hartford Financial Services Group Inc. (The)	8,489	623,517
Marsh & McLennan Companies Inc.	15,529	2,945,075
Principal Financial Group Inc.	67,896	4,595,201
Prudential Financial Inc.	47,119	4,308,561
Reinsurance Group of America Inc.	2,675	399,832
RenaissanceRe Holdings Ltd.	1,688	370,668

		36,475,581

Interactive Media & Services — 5.7%
Alphabet Inc., Class A(a)	243,032	30,155,410
Alphabet Inc., Class C, NVS(a)	212,730	26,655,069
IAC/InterActiveCorp.(a)	3,991	169,817
Match Group Inc.(a)	17,551	607,265
Meta Platforms Inc, Class A(a)	88,215	26,576,533

		84,164,094

Security	Shares	Value

IT Services — 1.9%
Accenture PLC, Class A	60,922	$18,099,317
Akamai Technologies Inc.(a)	2,452	253,365
Cloudflare Inc., Class A(a)	10,240	580,506
Cognizant Technology Solutions Corp., Class A	15,891	1,024,493
DXC Technology Co.(a)	30,642	618,049
EPAM Systems Inc.(a)	1,153	250,858
Gartner Inc.(a)	1,107	367,568
International Business Machines Corp.	35,934	5,197,494
Okta Inc.(a)	11,044	744,476
Snowflake Inc., Class A(a)	2,399	348,167

		27,484,293

Leisure Products — 0.1%
Hasbro Inc.	15,032	678,695
Polaris Inc.	4,544	392,692
YETI Holdings Inc.(a)	7,285	309,758

		1,381,145

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	17,483	1,807,218
Illumina Inc.(a)	13,601	1,488,221
Mettler-Toledo International Inc.(a)	2,655	2,615,706
QIAGEN NV(a)	34,858	1,304,735
Revvity Inc.(b)	19,208	1,591,383
Thermo Fisher Scientific Inc.	15,242	6,779,184

		15,586,447

Machinery — 1.6%
AGCO Corp.	3,778	433,186
Caterpillar Inc.	18,265	4,128,803
CNH Industrial NV	121,242	1,331,237
Cummins Inc.	15,274	3,303,766
Deere & Co.	6,460	2,360,226
IDEX Corp.	1,857	355,448
Illinois Tool Works Inc.	2,942	659,361
Ingersoll Rand Inc.	21,582	1,309,596
Middleby Corp. (The)(a)	1,997	225,401
Oshkosh Corp.	2,002	175,635
Otis Worldwide Corp.	8,222	634,821
Stanley Black & Decker Inc.	5,700	484,785
Westinghouse Air Brake Technologies Corp.	14,140	1,499,123
Xylem Inc./NY	69,040	6,458,002

		23,359,390

Marine Transportation — 0.1%
Kirby Corp.(a)	26,435	1,974,694

Media — 0.6%
Comcast Corp., Class A	124,147	5,126,030
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	32,002	785,649
Liberty Media Corp.-Liberty SiriusXM, NVS	41,157	1,007,935
New York Times Co. (The), Class A	10,240	412,774
Omnicom Group Inc.	3,139	235,143
Paramount Global, Class B, NVS	48,640	529,203
Trade Desk Inc. (The), Class A(a)	3,840	272,486

		8,369,220

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	78,088	2,637,813
Newmont Corp.	17,466	654,451
Nucor Corp.	16,636	2,458,635
Reliance Steel & Aluminum Co.	1,009	256,669
Royal Gold Inc.	5,509	574,754
Steel Dynamics Inc.	6,838	728,315

		7,310,637

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	13,725	$101,290
Annaly Capital Management Inc.	27,672	431,960

		533,250

Multi-Utilities — 0.8%
Consolidated Edison Inc.	70,972	6,230,632
Public Service Enterprise Group Inc.	62,674	3,863,852
Sempra Energy	30,509	2,136,545

		12,231,029

Office REITs — 0.4%
Alexandria Real Estate Equities Inc.	1,778	165,585
Boston Properties Inc.	42,011	2,250,529
Cousins Properties Inc.	30,647	547,662
Highwoods Properties Inc.	16,366	292,788
Kilroy Realty Corp.	77,608	2,218,036
Vornado Realty Trust	11,799	226,541

		5,701,141

Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	14,981	184,866
Antero Resources Corp.(a)	26,052	766,971
Cheniere Energy Inc.	1,274	212,019
Chevron Corp.	83,254	12,132,605
ConocoPhillips	107,244	12,740,587
Diamondback Energy Inc.	20,612	3,304,516
EOG Resources Inc.	19,760	2,494,700
Exxon Mobil Corp.	112,057	11,861,233
Marathon Oil Corp.	80,060	2,186,439
Marathon Petroleum Corp.	13,629	2,061,386
Occidental Petroleum Corp.	25,251	1,560,764
ONEOK Inc.	54,343	3,543,164
Ovintiv Inc.	14,507	696,336
Phillips 66	32,196	3,672,598
Range Resources Corp.	8,455	303,027
Targa Resources Corp.	7,680	642,125

		58,363,336

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	7,812	400,599

Passenger Airlines — 0.1%
American Airlines Group Inc.(a)	121,772	1,357,758

Personal Care Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	32,256	4,156,831

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	51,063	2,631,277
Catalent Inc.(a)	10,952	376,639
Eli Lilly & Co.	35,082	19,432,972
Johnson & Johnson	146,054	21,665,650
Merck & Co. Inc.	103,527	10,632,223
Pfizer Inc.	307,271	9,390,202
Zoetis Inc.	2,426	380,882

		64,509,845

Professional Services — 1.0%
Automatic Data Processing Inc.	22,040	4,809,569
Broadridge Financial Solutions Inc.	16,713	2,851,906
FTI Consulting Inc.(a)(b)	5,196	1,102,903
Jacobs Solutions Inc., NVS	3,141	418,695
Paychex Inc.	6,755	750,143
Verisk Analytics Inc., Class A	22,851	5,195,403

		15,128,619

Security	Shares	Value

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.(a)	936	$119,733

Retail REITs — 0.6%
Brixmor Property Group Inc.	13,377	278,108
Federal Realty Investment Trust	37,203	3,392,542
Regency Centers Corp.	33,242	2,003,163
Simon Property Group Inc.	27,379	3,008,678

		8,682,491

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(a)	56,140	5,529,790
Analog Devices Inc.	5,378	846,121
Applied Materials Inc.	22,319	2,953,920
Broadcom Inc.	16,919	14,235,139
Enphase Energy Inc.(a)	8,207	653,113
Entegris Inc.	5,987	527,096
First Solar Inc.(a)	11,643	1,658,545
GLOBALFOUNDRIES Inc.(a)	6,773	336,076
Intel Corp.	105,383	3,846,480
KLA Corp.	9,069	4,259,709
Lam Research Corp.	1,499	881,742
Marvell Technology Inc.	31,145	1,470,667
Microchip Technology Inc.	16,601	1,183,485
Nvidia Corp.	91,101	37,150,988
ON Semiconductor Corp.(a)	44,405	2,781,529
Qorvo Inc.(a)	26,081	2,280,001
Skyworks Solutions Inc.	22,456	1,947,833
Texas Instruments Inc.	32,473	4,611,491
Universal Display Corp.	25,413	3,536,981
Wolfspeed Inc.(a)	2,821	95,463

		90,786,169

Software — 10.6%
Adobe Inc.(a)	19,961	10,620,450
Autodesk Inc.(a)	23,786	4,700,827
Cadence Design Systems Inc.(a)	6,570	1,575,815
Crowdstrike Holdings Inc., Class A(a)	4,985	881,198
DocuSign Inc., Class A(a)	6,131	238,373
Fortinet Inc.(a)	87,810	5,020,098
Gen Digital Inc.	100,345	1,671,748
Intuit Inc.	10,515	5,204,399
Microsoft Corp.	291,392	98,522,549
New Relic Inc.(a)	2,123	184,000
Oracle Corp.	70,728	7,313,275
Palo Alto Networks Inc.(a)(b)	20,701	5,030,757
Salesforce Inc.(a)	35,043	7,037,686
SentinelOne Inc., Class A(a)	10,356	161,864
Splunk Inc.(a)	17,132	2,521,145
Synopsys Inc.(a)	742	348,325
Teradata Corp.(a)	4,909	209,713
UiPath Inc., Class A(a)	10,401	161,528
VMware Inc., Class A(a)	8,517	1,240,501
Workday Inc., Class A(a)	12,058	2,552,799
Zscaler Inc.(a)	2,486	394,503

		155,591,553

Specialized REITs — 1.1%
American Tower Corp.	25,248	4,498,941
Crown Castle Inc.	10,295	957,229
Digital Realty Trust Inc.	18,117	2,253,030
Equinix Inc.	4,578	3,340,292
Weyerhaeuser Co.	159,940	4,588,679

		15,638,171

4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Bath & Body Works Inc.	15,360	$455,424
Best Buy Co. Inc.	2,928	195,649
CarMax Inc.(a)(b)	22,905	1,399,266
Home Depot Inc. (The)	50,862	14,479,903
Lithia Motors Inc., Class A	4,928	1,193,611
Lowe’s Companies Inc.	26,126	4,978,832
Murphy USA Inc.	904	327,872
O’Reilly Automotive Inc.(a)	271	252,149
TJX Companies Inc. (The)	19,986	1,760,167
Tractor Supply Co.	16,507	3,178,588
Valvoline Inc.	10,089	299,340
Wayfair Inc., Class A(a)	8,826	376,076
Williams-Sonoma Inc.	12,545	1,884,761

		30,781,638

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	564,433	96,388,223
Hewlett Packard Enterprise Co.	235,132	3,616,330
HP Inc.	56,702	1,492,964
NetApp Inc.	17,732	1,290,535
Western Digital Corp.(a)	23,040	925,056

		103,713,108

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	5,181	3,093,368
Nike Inc., Class B	63,612	6,537,405
PVH Corp.	9,001	669,224
VF Corp.	28,649	422,000

		10,721,997

Security	Shares	Value

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co. Inc., Class A	6,881	$651,975
WW Grainger Inc.	1,793	1,308,585

		1,960,560
Total Long-Term Investments — 99.0% (Cost: $1,478,561,051)		1,450,778,500

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	11,240,061	11,244,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	12,320,000	12,320,000

Total Short-Term Securities — 1.6% (Cost: $23,561,927)		23,564,557

Total Investments — 100.6% (Cost: $1,502,122,978)		1,474,343,057

Liabilities in Excess of Other Assets — (0.6)%		(9,481,979)

Net Assets — 100.0%		$1,464,861,078

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,487,737	$1,755,769	(a)	$—		$334	$717	$11,244,557	11,240,061	$32,393	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,240,000	—		(5,920,000	)(a)	—	—	12,320,000	12,320,000	196,499		—

						$334	$717	$23,564,557		$228,892		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	58	12/15/23	$12,216	$(763,239)

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,450,778,500	$—	$—	$1,450,778,500
Short-Term Securities
Money Market Funds	23,564,557	—	—	23,564,557

	$1,474,343,057	$—	$—	$1,474,343,057

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(763,239)	$—	$—	$(763,239)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

6